Stockholders' Equity (Summary of Option activity under the Stock Option Plan) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Shares:
Outstanding, beginning	620
Exercised	(50)
Forfeited	(250)
Expired	(12)
Outstanding, ending	308
Exercisable	305
Weighted Average Exercise Price
Oustanding, beginning (USD per share)	$ 7.74
Exercised (USD per share)	$ 9.09
Forfeited (USD per share)	$ 8.40
Expired (USD per share)	$ 10.69
Oustanding, ending (USD per share)	$ 6.86
Exercisable (USD per share)	$ 6.88
Outstanding, Weighted Average Contractual Term	4 years 0 months 29 days
Exercisable, Weighted Average Contractual Term	4 years 0 months 22 days
Outstanding, Aggregate Intrinsic Value	$ 2,125
Exercisable, Aggregate Intrinsic Value	$ 2,097